Segment information - Operating profit (loss) and assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical location
Operating profit/(loss)	$ 8,193	$ 3,757	$ 1,056
Profit/(loss) before tax	6,899	2,501	(265)
Non-current assets	68,965	68,863	73,007
Total assets	101,119	96,483	105,363
Assets acquired	4,624	3,295	38,241
Net operating assets	62,346	61,774	68,922
UK
Disclosure of geographical location
Operating profit/(loss)	665	1,120	(950)
Profit/(loss) before tax	(577)	272	(1,477)
Non-current assets	8,626	8,208	7,310
Total assets	19,616	16,786	16,615
Assets acquired	812	2,301	810
Net operating assets	5,275	3,863	3,239
Rest of Europe
Disclosure of geographical location
Operating profit/(loss)	4,885	2,945	2,999
Profit/(loss) before tax	4,999	2,709	2,682
Non-current assets	32,905	34,301	38,286
Total assets	40,638	40,669	48,383
Assets acquired	1,770	522	26,527
Net operating assets	32,920	32,726	40,161
The Americas
Disclosure of geographical location
Operating profit/(loss)	1,495	(954)	(1,936)
Profit/(loss) before tax	1,328	(1,140)	(2,401)
Non-current assets	26,524	25,425	26,333
Total assets	34,754	32,990	34,301
Assets acquired	1,925	421	10,810
Net operating assets	22,746	23,290	24,786
Asia, Africa And Australasia
Disclosure of geographical location
Operating profit/(loss)	1,148	646	943
Profit/(loss) before tax	1,149	660	931
Non-current assets	910	929	1,078
Total assets	6,111	6,038	6,064
Assets acquired	117	51	94
Net operating assets	$ 1,405	$ 1,895	$ 736